Fixed Assets	3 Months Ended
Sep. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 2 — Fixed Assets

Fixed assets are recorded at cost and, once placed in service, are depreciated on the straight-line method over the estimated useful lives. Fixed assets consist of the following:

	Estimated	As of	As of
	Useful Lives in years	September 30, 2016	June 30, 2016
Office equipment and furniture	3 – 5	$234,000	$201,000
Lab equipment	3 – 5	90,000	90,000
Leasehold improvements	3	112,000	45,000
Manufacturing equipment	5	7,000	7,000
Less accumulated depreciation and amortization		(130,000)	(112,000)
Fixed assets, net		$313,000	$231,000

The depreciation expense was $19,000 and $7,000 for the three months ended September 30, 2016 and 2015, respectively.